T. ROWE PRICE Spectrum Moderate Allocation Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 3.658%, 4/15/35 (1) 600,000 585
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 4.178%, 4/15/35 (1) 340,000 323
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 3.882%, 12/2/34 (1) 740,000 722
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 3.803%, 1/21/35 (1) 470,000 459
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 324
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  255,000 238
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 187
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 994,950 955
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 4.012%, 4/15/29 (1) 250,000 243
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 3.682%, 7/15/34 (1) 325,000 317
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 3.648%, 4/15/35 (1) 615,000 600
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 382
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 740
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 194
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 4.412%, 2/12/30 (1) 250,000 246
T. ROWE PRICE Spectrum Moderate Allocation Fund

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.89%, 10/17/34 (1) 345,000 336
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 3.84%, 10/20/34 (1) 435,000 425
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 3.652%, 7/15/36 (1) 400,000 391
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 212,300 202
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 196,000 177
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 3.84%, 7/17/34 (1) 390,000 381
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  610,000 591
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 384
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 185,000 177
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 447,563 432
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 198,000 165
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 240,000 226
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 242
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 301,950 273
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 350,000 343
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 4.433%, 10/20/34 (1) 300,000 287

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 272,039 257
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 184,766 172
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 297
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 84,402 78
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 124,770 115
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 711,137 648
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 3.728%, 1/20/32 (1) 915,000 899
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 3.87%, 7/17/35 (1) 290,000 284
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 4.36%, 7/20/29 (1) 370,000 364
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 3.963%, 1/24/33 (1) 660,000 647
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.75%, 7/17/29 (1) 368,135 365
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 1.786%, 4/20/35 (1) 355,000 345
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 413,963 372
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 164,067 159
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  345,000 326
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 209

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 234
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 276,529 276
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 450,000 420
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 426,759 358
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 46,283 45
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 240,230 233
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 373,098 363
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 299,763 266
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 375,000 339
Symphony XX
Series 2018-20A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 4.39%, 1/16/32 (1) 670,000 649
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 3.77%, 10/20/29 (1) 389,882 387
Total Asset-Backed Securities (Cost $21,675) 20,654
BOND MUTUAL FUNDS 17.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.02% (2)(3) 6,573,034 64,744
T. Rowe Price Inflation Protected Bond Fund - I Class, 16.00% (2)
(3) 569 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.48% (2)(3) 10,708,567 67,036
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
5.89% (2)(3) 4,628,167 43,227
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.44% (2)(3) 8,147,864 61,516

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.44% (2)(3) 10,161,485 90,742
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 14.81% (2)(3) 15,389 79
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.32% (2)(3) 7,222,768 63,922
Total Bond Mutual Funds (Cost $446,568) 391,273
COMMON STOCKS 49.1%
COMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 0.3%
KT (KRW)  32,791 909
Nippon Telegraph & Telephone (JPY)  197,800 5,361
6,270
Entertainment 0.5%
Cinemark Holdings (4) 14,632 206
Netflix (4) 7,675 1,716
Sea, ADR (4) 38,348 2,378
Spotify Technology (4) 6,801 735
Walt Disney (4) 51,974 5,825
10,860
Interactive Media & Services 2.9%
Alphabet, Class A (4) 30,420 3,292
Alphabet, Class C (4)(5) 425,910 46,488
Bumble, Class A (4) 12,651 317
Meta Platforms, Class A (4) 65,343 10,647
NAVER (KRW)  5,336 947
Tencent Holdings (HKD)  49,410 2,042
Vimeo (4) 21,149 125
Z Holdings (JPY)  289,800 852
64,710
Media 0.2%
Cable One  849 964
Comcast, Class A  15,627 566
CyberAgent (JPY)  135,500 1,321
Stroeer (EUR)  12,010 510
WPP (GBP)  195,560 1,684
5,045
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)  20,600 816
T-Mobile U.S. (4) 11,610 1,672

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vodafone Group, ADR  146,821 1,970
4,458
Total Communication Services 91,343
CONSUMER DISCRETIONARY 6.0%
Auto Components 0.3%
Autoliv, SDR (SEK)  15,068 1,168
Denso (JPY)  21,500 1,173
Gentherm (4) 5,439 326
Magna International  36,724 2,120
Stanley Electric (JPY)  37,700 696
Sumitomo Rubber Industries (JPY)  45,200 388
5,871
Automobiles 1.1%
Honda Motor (JPY)  27,500 732
Rivian Automotive, Class A (4) 33,649 1,101
Suzuki Motor (JPY)  33,900 1,185
Tesla (4) 64,458 17,765
Toyota Motor (JPY)  266,000 3,981
24,764
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 8,203 560
Clear Secure, Class A (4) 28,178 646
Duolingo (4) 6,032 567
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(6) 10,622 —
1,773
Hotels, Restaurants & Leisure 0.9%
BJ's Restaurants (4) 14,104 354
Booking Holdings (4) 1,028 1,928
Chipotle Mexican Grill (4) 2,143 3,422
Chuy's Holdings (4) 13,099 292
Compass Group (GBP)  117,890 2,536
Dutch Bros, Class A (4) 2,987 109
Fiesta Restaurant Group (4) 28,048 187
Hilton Worldwide Holdings  8,840 1,126
Marriott International, Class A  7,955 1,223
Marriott Vacations Worldwide  1,991 283
McDonald's  17,489 4,412
Papa John's International  12,466 1,008
Red Robin Gourmet Burgers (4) 6,494 48
Red Rock Resorts, Class A  4,234 162
Ruth's Hospitality Group  13,262 242
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (4)(6)(7)(8) 51,774 208

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Yum! Brands  27,613 3,072
20,612
Household Durables 0.3%
Cavco Industries (4) 1,393 326
Panasonic Holdings (JPY)  170,400 1,383
Persimmon (GBP)  56,770 971
Skyline Champion (4) 10,983 623
Sony Group (JPY)  27,700 2,202
5,505
Internet & Direct Marketing Retail 1.9%
Alibaba Group Holding, ADR (4) 3,625 346
Amazon.com (4)(5) 299,120 37,919
ASOS (GBP) (4) 43,566 351
Big Sky Growth Partners (4) 15,110 148
DoorDash, Class A (4) 13,080 783
Farfetch, Class A (4) 30,322 304
Rent the Runway, Class A (4) 7,647 34
THG (GBP) (4) 51,235 33
Xometry, Class A (4) 8,709 427
Zalando (EUR) (4) 30,997 718
41,063
Multiline Retail 0.4%
Dollar General  27,329 6,488
Next (GBP)  19,213 1,294
Ollie's Bargain Outlet Holdings (4) 18,588 1,028
8,810
Specialty Retail 0.5%
Burlington Stores (4) 6,386 895
Carvana (4) 27,705 914
Five Below (4) 1,873 240
Floor & Decor Holdings, Class A (4) 1,700 138
Kingfisher (GBP)  650,159 1,746
KKR Acquisition Holdings I (4) 23,527 232
Monro  13,270 615
RH (4) 892 228
Ross Stores  46,166 3,983
TJX  39,292 2,450
Warby Parker, Class A (4) 26,749 336
11,777
Textiles, Apparel & Luxury Goods 0.5%
Dr. Martens (GBP)  192,130 524
EssilorLuxottica (EUR)  11,207 1,669
Kering (EUR)  2,899 1,455

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lululemon Athletica (4) 7,379 2,213
Moncler (EUR)  30,215 1,344
NIKE, Class B  24,489 2,607
Samsonite International (HKD) (4) 340,200 832
Skechers USA, Class A (4) 14,909 563
11,207
Total Consumer Discretionary 131,382
CONSUMER STAPLES 3.0%
Beverages 0.6%
Boston Beer, Class A (4) 3,043 1,026
Coca-Cola  25,738 1,588
Coca-Cola Consolidated  637 302
Diageo (GBP)  56,647 2,461
Keurig Dr Pepper  150,329 5,731
Kirin Holdings (JPY)  61,500 1,012
Monster Beverage (4) 19,897 1,768
13,888
Food & Staples Retailing 0.4%
Seven & i Holdings (JPY) (9) 58,800 2,336
Walmart  47,495 6,295
Welcia Holdings (JPY) (9) 25,400 532
9,163
Food Products 0.9%
Barry Callebaut (CHF)  601 1,230
Cal-Maine Foods  6,991 375
Mondelez International, Class A  63,346 3,918
Nestle (CHF)  79,560 9,310
Nomad Foods (4) 22,649 401
Post Holdings (4) 6,906 613
Post Holdings Partnering (4) 9,926 98
TreeHouse Foods (4) 5,169 241
Utz Brands  24,973 416
Wilmar International (SGD)  742,000 2,142
18,744
Household Products 0.2%
Procter & Gamble  33,308 4,594
4,594
Personal Products 0.4%
BellRing Brands (4) 26,480 627
Haleon, ADR (4) 53,220 318
L'Oreal (EUR)  7,421 2,549
Pola Orbis Holdings (JPY)  16,200 179

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  96,854 4,393
8,066
Tobacco 0.5%
Philip Morris International  106,187 10,140
10,140
Total Consumer Staples 64,595
ENERGY 1.7%
Energy Equipment & Services 0.1%
Cactus, Class A  6,686 267
Liberty Energy (4) 37,622 564
NexTier Oilfield Solutions (4) 58,953 552
Worley (AUD)  175,963 1,724
3,107
Oil, Gas & Consumable Fuels 1.6%
Devon Energy  13,759 972
Diamondback Energy  6,887 918
Equinor (NOK)  126,690 4,917
Exxon Mobil  87,385 8,353
Magnolia Oil & Gas, Class A  44,798 1,069
Shell, ADR  33,982 1,800
TC Energy  50,192 2,419
TotalEnergies (EUR) (9) 238,549 12,078
TotalEnergies, ADR  207 10
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $18 (4)(6)(7) 6 89
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $232 (4)(6)(7) 64 947
Williams  69,554 2,367
Woodside Energy Group (GBP) (4) 14,008 323
36,262
Total Energy 39,369
FINANCIALS 6.3%
Banks 2.4%
Australia & New Zealand Banking Group (AUD)  86,398 1,336
Bank of America  300,101 10,086
BankUnited  18,653 691
BNP Paribas (EUR)  31,468 1,462
Cadence Bank  19,270 491
Close Brothers Group (GBP)  31,989 378
CRB Group, Acquisition Date: 4/14/22, Cost $33 (4)(6)(7) 313 33
CrossFirst Bankshares (4) 16,311 215
DBS Group Holdings (SGD)  54,742 1,275
Dime Community Bancshares  13,635 426

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DNB Bank (NOK)  157,060 2,986
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41 (4)(6)(7) 4,058 73
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (4)(6)(7) 1,993 36
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(7) 605 5
East West Bancorp  8,466 611
Equity Bancshares, Class A  8,459 264
Erste Group Bank (EUR)  24,929 561
FB Financial  13,079 518
First Bancshares  9,870 295
Five Star Bancorp  8,736 222
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (4)(6)(7) 6,708 27
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(7) 1,212 1
Heritage Commerce  33,322 376
Home BancShares  19,023 448
ING Groep (EUR)  287,642 2,521
Intesa Sanpaolo (EUR)  429,584 739
JPMorgan Chase  10,064 1,145
Live Oak Bancshares  13,582 492
Lloyds Banking Group (GBP)  2,627,706 1,332
Mitsubishi UFJ Financial Group (JPY)  248,800 1,290
National Bank of Canada (CAD)  41,542 2,748
Origin Bancorp  10,460 427
Pacific Premier Bancorp  14,083 461
Pinnacle Financial Partners  8,014 647
Popular  4,579 354
Professional Holding, Class A (4) 4,235 118
Sandy Spring Bancorp  8,924 344
Signature Bank  4,388 765
SouthState  7,087 553
Standard Chartered (GBP)  123,353 854
Sumitomo Mitsui Trust Holdings (JPY)  29,597 921
Svenska Handelsbanken, Class A (SEK) (9) 197,793 1,620
Texas Capital Bancshares (4) 4,584 271
United Overseas Bank (SGD)  110,200 2,149
Veritex Holdings  11,782 355
Wells Fargo  232,034 10,142
Western Alliance Bancorp  12,880 988
54,052
Capital Markets 0.8%
Bluescape Opportunities Acquisition (4) 20,811 208

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bridgepoint Group (GBP)  169,664 493
Cboe Global Markets  5,377 634
Charles Schwab  52,611 3,733
Goldman Sachs Group  12,121 4,032
Julius Baer Group (CHF)  32,221 1,557
Macquarie Group (AUD)  12,244 1,465
MSCI  1,161 522
P10, Class A  23,008 287
S&P Global  6,444 2,270
StepStone Group, Class A  15,587 425
TMX Group (CAD)  3,766 378
XP, Class A (4) 36,986 712
16,716
Consumer Finance 0.0%
Encore Capital Group (4) 6,054 331
PRA Group (4) 11,425 422
753
Diversified Financial Services 0.2%
Apollo Global Management  9,546 531
Challenger (AUD)  136,800 590
Conyers Park III Acquisition (4) 14,651 151
Element Fleet Management (CAD)  185,918 2,341
Mitsubishi HC Capital (JPY)  160,100 776
4,389
Insurance 2.8%
AIA Group (HKD)  84,800 816
American International Group  59,193 3,063
Assurant  6,237 989
AXA (EUR)  160,453 3,779
Axis Capital Holdings  14,867 790
Chubb  55,627 10,516
Definity Financial (CAD)  14,820 420
Direct Line Insurance Group (GBP)  276,546 659
Hanover Insurance Group  4,893 633
Hartford Financial Services Group  21,354 1,373
Kemper  7,357 338
Manulife Financial (CAD)  81,676 1,413
Marsh & McLennan  10,299 1,662
MetLife  52,611 3,385
Munich Re (EUR)  15,806 3,776
PICC Property & Casualty, Class H (HKD)  1,362,000 1,473
Ping An Insurance Group, Class H (HKD)  108,000 635
Progressive  49,623 6,086
Sampo, Class A (EUR)  59,164 2,677

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Selective Insurance Group  13,604 1,080
Storebrand (NOK)  214,487 1,717
Sun Life Financial (CAD)  61,260 2,699
Tokio Marine Holdings (JPY)  46,400 2,572
Travelers  38,738 6,262
Zurich Insurance Group (CHF)  6,439 2,858
61,671
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 9,450 108
Capitol Federal Financial  21,904 199
Essent Group  9,185 367
Housing Development Finance (INR)  47,917 1,451
Kearny Financial  18,080 205
PennyMac Financial Services  16,001 850
3,180
Total Financials 140,761
HEALTH CARE 8.4%
Biotechnology 0.7%
AbbVie  39,862 5,360
Abcam, ADR (4) 18,873 282
Agios Pharmaceuticals (4) 5,799 148
Apellis Pharmaceuticals (4) 12,813 775
Argenx, ADR (4) 3,866 1,461
Ascendis Pharma, ADR (4) 6,390 572
Avidity Biosciences (4) 7,956 156
Blueprint Medicines (4) 7,480 548
Cerevel Therapeutics Holdings (4) 7,913 230
CRISPR Therapeutics (4) 2,938 191
Flame Biosciences, Acquisition Date: 9/28/20, Cost $32 (4)(6)(7) 4,842 22
Generation Bio (4) 13,207 68
Genmab (DKK) (4) 2,363 841
HilleVax (4) 3,520 42
Icosavax (4) 10,300 49
Insmed (4) 27,870 686
Intellia Therapeutics (4) 3,106 187
Karuna Therapeutics (4) 2,096 535
Kura Oncology (4) 900 13
Kymera Therapeutics (4) 2,775 78
MeiraGTx Holdings (4) 4,355 36
Monte Rosa Therapeutics (4) 6,671 53
Morphic Holding (4) 4,027 111
Nkarta (4) 7,708 111
Nurix Therapeutics (4) 3,618 57
Prothena (4) 11,213 309

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PTC Therapeutics (4) 1,509 75
RAPT Therapeutics (4) 6,415 171
Regeneron Pharmaceuticals (4) 1,658 963
Relay Therapeutics (4) 2,484 57
Repare Therapeutics (4) 5,671 68
Replimune Group (4) 3,269 62
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(6) 1,127 7
Scholar Rock Holding (4) 14,753 123
Tenaya Therapeutics (4) 3,165 14
Ultragenyx Pharmaceutical (4) 7,736 369
Verve Therapeutics (4) 2,188 84
Xencor (4) 9,938 262
Zentalis Pharmaceuticals (4) 6,230 167
15,343
Health Care Equipment & Supplies 1.7%
Abbott Laboratories  33,480 3,437
Alcon (CHF)  11,238 740
Align Technology (4) 2,028 494
AtriCure (4) 6,967 318
Becton Dickinson & Company  64,728 16,339
CVRx (4) 4,535 33
Elekta, Class B (SEK) (9) 148,679 852
Embecta  7,486 239
ICU Medical (4) 3,574 568
Intuitive Surgical (4) 22,824 4,696
Koninklijke Philips (EUR)  78,665 1,306
Nevro (4) 3,491 158
Outset Medical (4) 15,328 280
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (4)(6)(7) 51,080 34
Penumbra (4) 1,984 326
PROCEPT BioRobotics (4) 14,815 600
QuidelOrtho (4) 6,384 506
Siemens Healthineers (EUR)  42,481 2,076
STERIS  3,447 694
Stryker  18,468 3,789
Teleflex  3,645 825
38,310
Health Care Providers & Services 2.5%
Alignment Healthcare (4) 18,945 288
Centene (4) 88,867 7,975
Cigna  6,717 1,904
dentalcorp Holdings (CAD) (4) 17,422 137
Elevance Health  28,701 13,923
Fresenius (EUR)  51,942 1,285

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA Healthcare  10,254 2,029
Humana  6,220 2,997
ModivCare (4) 4,490 486
Molina Healthcare (4) 4,821 1,627
Option Care Health (4) 17,513 542
Pennant Group (4) 10,911 171
Privia Health Group (4) 16,005 637
Surgery Partners (4) 6,469 178
U.S. Physical Therapy  4,573 378
UnitedHealth Group  38,446 19,966
54,523
Health Care Technology 0.1%
Certara (4) 3,401 53
Definitive Healthcare (4) 6,826 137
Doximity, Class A (4) 6,951 231
Sophia Genetics (4) 5,771 19
Veeva Systems, Class A (4) 5,578 1,112
1,552
Life Sciences Tools & Services 1.0%
Adaptive Biotechnologies (4) 4,364 39
Bruker  14,396 806
Danaher  39,639 10,699
Evotec (EUR) (4) 28,307 622
Olink Holding, ADR (4) 10,843 164
Pacific Biosciences of California (4) 25,456 149
PerkinElmer  16,042 2,167
Rapid Micro Biosystems, Class A (4) 17,133 57
Seer (4) 7,101 72
Thermo Fisher Scientific  13,960 7,613
22,388
Pharmaceuticals 2.4%
Arvinas (4) 2,946 125
Astellas Pharma (JPY)  219,800 3,116
AstraZeneca, ADR (5) 215,379 13,435
Bayer (EUR)  44,823 2,371
Catalent (4) 10,953 964
Eli Lilly  20,634 6,216
GSK, ADR  40,276 1,308
Ipsen (EUR)  5,887 564
Johnson & Johnson  35,394 5,710
Novartis (CHF)  52,915 4,280
Otsuka Holdings (JPY)  40,300 1,316
Reata Pharmaceuticals, Class A (4) 3,253 78
Roche Holding (CHF)  17,278 5,568

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sanofi (EUR)  52,380 4,282
Sanofi, ADR  45,697 1,875
Zoetis  13,439 2,104
53,312
Total Health Care 185,428
INDUSTRIALS & BUSINESS SERVICES 4.2%
Aerospace & Defense 0.5%
Cadre Holdings  7,383 188
L3Harris Technologies  25,772 5,881
Northrop Grumman  7,063 3,376
Parsons (4) 13,959 578
Safran (EUR)  12,941 1,319
11,342
Airlines 0.0%
Allegiant Travel (4) 4,473 432
432
Building Products 0.0%
CSW Industrials  3,330 422
Gibraltar Industries (4) 8,349 349
771
Commercial Services & Supplies 0.2%
Brink's  2,307 127
Cintas  1,440 586
IAA (4) 8,100 302
MSA Safety  2,381 283
Rentokil Initial (GBP)  83,246 503
Republic Services  17,672 2,522
Stericycle (4) 11,425 572
Tetra Tech  2,340 318
5,213
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 5,200 209
209
Electrical Equipment 0.8%
ABB (CHF)  87,700 2,417
AZZ  14,934 636
Eaton  32,217 4,402
Hubbell  16,706 3,446
Legrand (EUR)  23,311 1,687
Mitsubishi Electric (JPY)  213,000 2,154
Prysmian (EUR)  55,634 1,707
Shoals Technologies Group, Class A (4) 13,030 344

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermon Group Holdings (4) 6,788 119
16,912
Industrial Conglomerates 1.1%
DCC (GBP)  18,070 1,040
General Electric  91,859 6,746
Honeywell International  26,676 5,051
Melrose Industries (GBP)  926,875 1,463
Roper Technologies  4,917 1,979
Siemens (EUR)  73,735 7,469
23,748
Machinery 0.5%
Enerpac Tool Group  27,553 534
ESCO Technologies  8,659 705
Federal Signal  13,811 551
Graco  9,141 584
Helios Technologies  7,235 395
Ingersoll Rand  58,797 2,785
John Bean Technologies  6,853 708
KION Group (EUR)  27,309 1,091
Marel (ISK)  28,555 103
Mueller Water Products, Class A  33,678 380
RBC Bearings (4) 2,179 524
SMC (JPY)  1,400 664
SPX Technologies (4) 11,175 638
THK (JPY)  33,300 676
Toro  4,812 399
10,737
Professional Services 0.3%
Booz Allen Hamilton Holding  6,159 589
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (4)(6)(7) 7,797 105
Clarivate (4) 41,802 488
Huron Consulting Group (4) 4,310 288
Legalzoom.com (4) 12,495 129
Recruit Holdings (JPY)  54,000 1,717
TechnoPro Holdings (JPY)  62,200 1,399
Teleperformance (EUR)  5,434 1,548
TransUnion  7,488 553
Upwork (4) 14,506 252
7,068
Road & Rail 0.5%
Central Japan Railway (JPY)  9,500 1,118
CSX  188,769 5,975
Landstar System  2,432 357
Norfolk Southern  7,760 1,887

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (4) 3,067 634
Union Pacific  6,583 1,478
11,449
Trading Companies & Distributors 0.3%
Air Lease  9,747 354
Ashtead Group (GBP)  36,992 1,817
Bunzl (GBP)  31,034 1,029
Mitsubishi (JPY) (9) 47,300 1,549
Rush Enterprises, Class A  7,575 357
SiteOne Landscape Supply (4) 6,224 779
Sumitomo (JPY)  103,000 1,449
7,334
Total Industrials & Business Services 95,215
INFORMATION TECHNOLOGY 10.4%
Communications Equipment 0.3%
Infinera (4) 8,433 46
Motorola Solutions  14,701 3,579
Telefonaktiebolaget LM Ericsson, Class B (SEK)  308,094 2,304
5,929
Electronic Equipment, Instruments & Components 0.4%
Corning  20,722 711
CTS  16,193 685
Hamamatsu Photonics (JPY)  29,100 1,234
Largan Precision (TWD)  8,000 509
Littelfuse  2,590 614
Murata Manufacturing (JPY)  32,700 1,761
Novanta (4) 5,721 765
Omron (JPY)  14,400 758
PAR Technology (4) 13,281 468
TE Connectivity  9,265 1,169
Teledyne Technologies (4) 3,013 1,110
9,784
IT Services 1.7%
Accenture, Class A  109 31
Adyen (EUR) (4) 751 1,159
Affirm Holdings (4) 15,236 357
Amadeus IT Group (EUR) (4) 19,193 1,013
ANT International, Class C, Acquisition Date: 6/7/18, Cost $811 (4)
(6)(7) 212,821 419
Block (4) 18,655 1,286
Fiserv (4) 41,090 4,158
Mastercard, Class A  25,475 8,263
MongoDB (4) 6,934 2,239

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NTT Data (JPY)  191,000 2,688
Payoneer Global (4) 70,791 469
PayPal Holdings (4) 11,660 1,089
Repay Holdings (4) 10,200 95
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $14 (4)(6)
(7) 311 21
Shopify, Class A (4) 39,630 1,254
Snowflake, Class A (4) 4,927 892
SS&C Technologies Holdings  13,767 768
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (4)(6)(7) 1,500 30
Toast, Class A (4) 41,341 783
Visa, Class A  54,041 10,738
37,752
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices (4) 41,326 3,507
Analog Devices  3,561 540
ASML Holding (EUR)  7,773 3,794
ASML Holding  6,397 3,134
Broadcom  11,231 5,606
Entegris  12,030 1,141
KLA  15,217 5,237
Lattice Semiconductor (4) 26,468 1,427
Marvell Technology  29,630 1,387
Monolithic Power Systems  3,889 1,762
NVIDIA  55,909 8,439
NXP Semiconductors  15,203 2,502
QUALCOMM  29,682 3,926
Renesas Electronics (JPY) (4) 85,800 812
Semtech (4) 700 32
Taiwan Semiconductor Manufacturing (TWD)  344,759 5,644
Taiwan Semiconductor Manufacturing, ADR  14,303 1,192
Texas Instruments  12,018 1,986
Tokyo Electron (JPY)  5,000 1,568
53,636
Software 3.9%
Amplitude, Class A (4) 11,656 177
Atlassian, Class A (4) 9,462 2,343
Bill.com Holdings (4) 12,870 2,083
Blackline (4) 5,157 350
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (4)(6)(7) 269 257
Ceridian HCM Holding (4) 1,389 83
Clearwater Analytics Holdings, Class A (4) 7,388 114
Confluent, Class A (4) 16,146 442
Coupa Software (4) 3,372 197
Crowdstrike Holdings, Class A (4) 2,459 449

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Datadog, Class A (4) 7,604 798
Descartes Systems Group (4) 16,892 1,189
DoubleVerify Holdings (4) 23,523 608
Five9 (4) 2,139 210
Fortinet (4) 19,526 951
Gusto, Acquisition Date: 10/4/21, Cost $148 (4)(6)(7) 5,153 148
HashiCorp, Class A (4) 3,610 128
Intuit  15,190 6,559
Manhattan Associates (4) 4,207 594
Microsoft (5) 197,963 51,761
nCino (4) 13,946 440
Paycom Software (4) 1,822 640
Paycor HCM (4) 18,697 554
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $4 (4)(6)(7) 3,788 3
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $1 (4)(6)(7) 541 —
Salesforce (4) 5,288 826
SAP (EUR)  25,843 2,201
ServiceNow (4) 17,867 7,765
Socure, Acquisition Date: 12/22/21, Cost $26 (4)(6)(7) 1,599 20
Synopsys (4) 14,013 4,849
Workiva (4) 7,466 507
87,246
Technology Hardware, Storage & Peripherals 1.7%
Apple (5) 222,717 35,016
Samsung Electronics (KRW)  71,065 3,148
38,164
Total Information Technology 232,511
MATERIALS 1.6%
Chemicals 0.9%
Air Liquide (EUR)  14,574 1,826
Akzo Nobel (EUR)  21,568 1,359
Asahi Kasei (JPY)  168,000 1,228
BASF (EUR)  27,648 1,169
Covestro (EUR)  28,228 851
Element Solutions  59,349 1,108
International Flavors & Fragrances  6,813 753
Johnson Matthey (GBP)  56,129 1,309
Linde  5,776 1,634
Minerals Technologies  2,733 159
Nutrien  55,863 5,127
Quaker Chemical  3,440 600
Sherwin-Williams  5,946 1,380
Tosoh (JPY)  14,400 186

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Umicore (EUR) (9) 26,665 848
19,537
Containers & Packaging 0.1%
Amcor, CDI (AUD)  87,174 1,055
Ranpak Holdings (4) 8,176 43
1,098
Metals & Mining 0.5%
Antofagasta (GBP)  99,783 1,270
BHP Group (AUD)  27,691 755
BHP Group (GBP) (9) 74,569 2,036
Constellium (4) 43,322 577
ERO Copper (CAD) (4) 12,801 121
Franco-Nevada (CAD)  872 105
Haynes International  8,908 354
IGO (AUD)  405,049 3,625
Rio Tinto (AUD)  9,032 574
South32 (AUD)  454,077 1,250
10,667
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  103,782 1,545
West Fraser Timber (CAD)  3,421 306
1,851
Total Materials 33,153
MISCELLANEOUS 0.0%
Rest of World Internet Services 0.0%
Fresh Market, EC (4)(7) 7,200 —
Total Miscellaneous —
REAL ESTATE 0.9%
Equity Real Estate Investment Trusts 0.7%
AvalonBay Communities, REIT  6,256 1,257
Community Healthcare Trust, REIT  6,371 235
CubeSmart, REIT  16,395 755
EastGroup Properties, REIT  8,035 1,326
Equity Residential, REIT  14,006 1,025
First Industrial Realty Trust, REIT  6,812 345
Flagship Communities REIT  5,798 95
Great Portland Estates (GBP)  147,913 854
Host Hotels & Resorts, REIT  64,322 1,143
Prologis, REIT  40,300 5,018
Rexford Industrial Realty, REIT  13,250 824
Scentre Group (AUD)  626,464 1,245
Terreno Realty, REIT  4,907 299

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  22,206 758
15,179
Real Estate Management & Development 0.2%
Altus Group (CAD)  3,229 126
DigitalBridge Group (4) 14,367 256
FirstService  9,481 1,186
Mitsui Fudosan (JPY)  113,800 2,303
Opendoor Technologies, Class A (4) 76,057 329
Tricon Residential  35,833 374
4,574
Total Real Estate 19,753
UTILITIES 2.5%
Electric Utilities 1.1%
American Electric Power  43,617 4,370
Duke Energy  12,990 1,389
Exelon  29,507 1,296
IDACORP  6,981 762
MGE Energy  3,346 258
Southern  176,627 13,613
Xcel Energy  33,004 2,450
24,138
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  169,500 504
Chesapeake Utilities  5,997 757
ONE Gas  4,672 366
Southwest Gas Holdings  12,539 976
2,603
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  59,100 910
NextEra Energy Partners  6,316 519
1,429
Multi-Utilities 1.2%
Ameren  22,795 2,111
Dominion Energy  115,637 9,459
DTE Energy  11,647 1,518
Engie (EUR)  226,435 2,689
National Grid (GBP)  157,146 1,957
NiSource  43,161 1,274
Sempra Energy  39,676 6,545
WEC Energy Group  3,663 378
25,931

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.0%
California Water Service Group  6,591 386
SJW Group  6,970 448
834
Total Utilities 54,935
Total Miscellaneous Common Stocks  0.0% (10) 745
Total Common Stocks (Cost $735,737) 1,089,190
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $246 (4)(6)(7) 9,932 581
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $163 (4)(6)
(7) 4,338 253
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (4)(6)(7)
(8) 10,166 41
875
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (4)(6)(7) 22,936 93
93
Total Consumer Discretionary 968
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $174 (4)(6)(7) 9,433 586
Total Consumer Staples 586
FINANCIALS 0.0%
Banks 0.0%
CRB Group, 0.10%, Acquisition Date: 1/28/22, Cost $116 (4)(6)(7) 1,101 116
Total Financials 116
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (4)(6)(7) 23,170 152
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (4)(6)(7) 12,283 81
233

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (4)(6)(7) 68,919 70
70
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (4)(6)(7) 54,988 159
159
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (4)(6)(7) 5,327 63
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (4)(6)(7) 8,237 46
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (4)(6)(7) 7,007 425
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (4)(6)(7) 3,255 198
732
Total Health Care 1,194
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (4)(6)(7) 1,636 111
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (4)(6)(7) 26,194 146
257
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $68 (4)(6)(7) 5,632 115
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $39 (4)(6)(7) 1,899 39
154
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (4)(6)(7) 3,445 72
72
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (4)(6)(7) 11,613 157
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (4)(6)(7) 16,497 222
379
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $103 (4)(6)(7) 14,525 240
Convoy, Series D, Acquisition Date: 10/30/19, Cost $142 (4)(6)(7) 10,496 173
413
Total Industrials & Business Services 1,275

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (4)(6)(7) 3,986 75
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (4)(6)(7) 1,224 23
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(6)(7) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (4)(6)
(7) 2,321 160
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (4)(6)
(7) 116 8
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (4)(6)(7) 340 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(7) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (4)
(6)(7) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96 (4)(6)(7) 4,280 87
362
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (4)(6)(7) 16 15
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (4)(6)(7) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (4)(6)(7) 2,493 138
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (4)(6)
(7) 5,892 326
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (4)(6)(7) 7,205 219
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $157 (4)
(6)(7) 12,058 251
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (4)(6)(7) 3,303 69
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (4)(6)(7) 13,365 65
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (4)(6)(7) 14,030 145
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (4)(6)(7) 1,110 12
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (4)(6)(7) 1,943 24
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (4)(6)(7) 1,595 20
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (4)(6)(7) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (4)(6)(7) 3,698 45
1,330
Total Information Technology 1,692

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (4)(6)(7) 1,853 97
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (4)(6)(7) 2,982 93
190
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $75 (4)
(6)(7) 2,736 75
75
Total Materials 265
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
AES, 6.875%, 2/15/24  3,694 360
Total Utilities 360
Total Convertible Preferred Stocks (Cost $4,747) 6,456
CORPORATE BONDS 4.1%
AbbVie, 2.95%, 11/21/26  335,000 316
AbbVie, 3.20%, 11/21/29  275,000 251
AbbVie, 4.05%, 11/21/39  320,000 281
AbbVie, 4.25%, 11/21/49  295,000 260
AbbVie, 4.70%, 5/14/45  520,000 484
AbbVie, 4.875%, 11/14/48  390,000 378
AerCap Ireland Capital, 2.45%, 10/29/26  360,000 318
AerCap Ireland Capital, 3.00%, 10/29/28  180,000 153
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 144
AerCap Ireland Capital, 4.875%, 1/16/24  380,000 377
AerCap Ireland Capital, 6.50%, 7/15/25  265,000 272
AIA Group, 3.90%, 4/6/28 (1) 665,000 646
Aker BP, 2.875%, 1/15/26 (1) 150,000 140
Alexandria Real Estate Equities, 3.375%, 8/15/31  360,000 320
Alexandria Real Estate Equities, 3.95%, 1/15/28  595,000 572
Alexandria Real Estate Equities, 4.70%, 7/1/30  85,000 84
Ally Financial, 4.75%, 6/9/27  795,000 777
Alphabet, 2.05%, 8/15/50  440,000 290
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Anglo American Capital, 4.125%, 9/27/22 (1) 200,000 200
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50 (9) 142,000 129
Aon, 2.80%, 5/15/30  110,000 96
APA Infrastructure, 4.25%, 7/15/27 (1) 210,000 203
Apple, 2.40%, 8/20/50  95,000 66

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aptiv, 3.10%, 12/1/51  75,000 48
Arrow Electronics, 4.00%, 4/1/25  395,000 386
Astrazeneca Finance, 1.75%, 5/28/28  295,000 260
AT&T, 2.30%, 6/1/27  320,000 291
Ausgrid Finance, 3.85%, 5/1/23 (1) 245,000 244
Ausgrid Finance, 4.35%, 8/1/28 (1) 385,000 370
AutoZone, 4.75%, 8/1/32  100,000 99
Banco Santander, 3.49%, 5/28/30  200,000 174
Banco Santander, VR, 1.722%, 9/14/27 (11) 600,000 517
Bank of America, 3.248%, 10/21/27  1,885,000 1,780
Bank of America, VR, 1.898%, 7/23/31 (11) 1,100,000 872
Bank of America, VR, 1.922%, 10/24/31 (11) 885,000 701
Bank of America, VR, 2.496%, 2/13/31 (11) 750,000 627
Bank of America, VR, 2.592%, 4/29/31 (11) 445,000 375
Bank of America, VR, 2.972%, 2/4/33 (11) 975,000 822
Bank of America, VR, 3.419%, 12/20/28 (11) 70,000 65
Bank of America, VR, 3.559%, 4/23/27 (11) 190,000 182
Bank of America, VR, 4.271%, 7/23/29 (11) 715,000 684
Barclays, VR, 2.279%, 11/24/27 (11) 210,000 184
Barclays, VR, 2.852%, 5/7/26 (11) 515,000 482
Barclays, VR, 3.932%, 5/7/25 (11) 380,000 372
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 197
BAT Capital, 3.557%, 8/15/27  1,025,000 940
BAT Capital, 4.742%, 3/16/32  105,000 95
BAT International Finance, 1.668%, 3/25/26  135,000 120
Becton Dickinson & Company, 1.957%, 2/11/31  520,000 425
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 168
Becton Dickinson & Company, 3.70%, 6/6/27  820,000 795
Becton Dickinson & Company, 3.734%, 12/15/24  82,000 81
Becton Dickinson & Company, 3.794%, 5/20/50  132,000 109
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 93
Berkshire Hathaway Finance, 2.50%, 1/15/51  270,000 185
BNP Paribas, VR, 1.323%, 1/13/27 (1)(11) 790,000 693
BNP Paribas, VR, 2.591%, 1/20/28 (1)(11) 505,000 449
Boardwalk Pipelines, 3.40%, 2/15/31  285,000 241
Boardwalk Pipelines, 4.45%, 7/15/27  85,000 82
Boardwalk Pipelines, 4.95%, 12/15/24  375,000 377
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 510
Booking Holdings, 4.625%, 4/13/30  170,000 170
Boral Finance, 3.00%, 11/1/22 (1) 60,000 60
Boral Finance, 3.75%, 5/1/28 (1) 299,000 276
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 317
Brixmor Operating Partnership, 4.05%, 7/1/30  195,000 173
Brixmor Operating Partnership, 4.125%, 5/15/29  715,000 657
Broadcom, 4.11%, 9/15/28  105,000 100
Capital One Financial, 3.65%, 5/11/27  670,000 641

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 2.359%, 7/29/32 (11) 1,295,000 1,007
Capital One Financial, VR, 3.273%, 3/1/30 (11) 190,000 167
Capital One Financial, VR, 5.247%, 7/26/30 (11) 100,000 99
Cardinal Health, 4.50%, 11/15/44  75,000 64
Cardinal Health, 4.90%, 9/15/45  85,000 77
Carvana, 10.25%, 5/1/30 (1) 827,000 655
Celanese U.S. Holdings, 6.05%, 3/15/25  205,000 206
Celanese U.S. Holdings, 6.165%, 7/15/27  215,000 215
Centene, 2.625%, 8/1/31  940,000 754
Charles Schwab, 2.90%, 3/3/32  110,000 97
Charter Communications Operating, 2.25%, 1/15/29  245,000 201
Charter Communications Operating, 2.80%, 4/1/31  66,000 53
Charter Communications Operating, 3.75%, 2/15/28  645,000 596
Charter Communications Operating, 4.20%, 3/15/28  335,000 316
Charter Communications Operating, 6.484%, 10/23/45  90,000 86
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  365,000 335
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  110,000 110
Cigna, 3.40%, 3/1/27  29,000 28
Citigroup, VR, 3.057%, 1/25/33 (11) 425,000 360
Citigroup, VR, 3.106%, 4/8/26 (11) 365,000 351
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (11) 405,000 375
CNO Financial Group, 5.25%, 5/30/25  152,000 153
Comcast, 2.887%, 11/1/51  355,000 250
Comcast, 3.25%, 11/1/39  445,000 363
Corebridge Financial, 3.90%, 4/5/32 (1) 110,000 99
Crown Castle, 2.10%, 4/1/31  120,000 96
Crown Castle, 2.25%, 1/15/31  860,000 701
Crown Castle, 2.90%, 3/15/27  95,000 88
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 716
CSL Finance, 4.05%, 4/27/29 (1) 190,000 185
CSL Finance, 4.25%, 4/27/32 (1) 170,000 166
CVS Health, 1.75%, 8/21/30  400,000 322
CVS Health, 3.25%, 8/15/29  100,000 91
CVS Health, 5.05%, 3/25/48  509,000 490
Danske Bank, 5.375%, 1/12/24 (1) 510,000 514
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 205,000 195
Danske Bank, VR, 3.773%, 3/28/25 (1)(11) 255,000 248
Discover Financial Services, 4.10%, 2/9/27  480,000 460
Duke Energy, 4.50%, 8/15/32  725,000 698
Ecolab, 4.80%, 3/24/30  20,000 21
Edison International, 4.95%, 4/15/25  25,000 25
Eli Lilly, 2.25%, 5/15/50  130,000 89
Energy Transfer, 2.90%, 5/15/25  140,000 133
Energy Transfer, 4.50%, 4/15/24  95,000 95
Energy Transfer, 5.875%, 1/15/24  255,000 258
Energy Transfer, 6.00%, 6/15/48  379,000 362

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Transfer, 6.25%, 4/15/49  95,000 94
Eni, Series X-R, 4.75%, 9/12/28 (1) 450,000 445
Enterprise Products Operating, 2.80%, 1/31/30  110,000 97
Equitable Holdings, 4.35%, 4/20/28  880,000 864
Extra Space Storage, 2.35%, 3/15/32  530,000 417
FedEx, 2.40%, 5/15/31  351,000 297
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (11) 100,000 99
Fiserv, 3.50%, 7/1/29  110,000 101
General Motors, 4.20%, 10/1/27  330,000 317
General Motors, 5.60%, 10/15/32  105,000 101
General Motors Financial, 3.60%, 6/21/30  365,000 316
General Motors Financial, 4.00%, 10/6/26  175,000 168
General Motors Financial, 4.30%, 7/13/25  385,000 380
General Motors Financial, 4.35%, 4/9/25  170,000 168
General Motors Financial, 5.10%, 1/17/24  435,000 438
GLP Capital, 3.35%, 9/1/24  100,000 95
Goldman Sachs Group, 3.50%, 11/16/26  280,000 269
Goldman Sachs Group, VR, 1.542%, 9/10/27 (11) 410,000 361
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 890,000 731
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 369
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 255,000 249
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 35,000 34
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 115,000 105
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 45,000 41
Hasbro, 3.55%, 11/19/26  190,000 181
HCA, 2.375%, 7/15/31  140,000 111
HCA, 3.125%, 3/15/27 (1) 165,000 152
HCA, 3.375%, 3/15/29 (1) 65,000 58
HCA, 3.50%, 9/1/30  68,000 59
HCA, 5.375%, 9/1/26  90,000 91
HCA, 5.875%, 2/15/26  405,000 414
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 117
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 404
Highwoods Realty, 3.05%, 2/15/30  560,000 478
Highwoods Realty, 4.125%, 3/15/28  430,000 405
Home Depot, 2.375%, 3/15/51  254,000 168
HSBC Holdings, VR, 1.645%, 4/18/26 (11) 205,000 187
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 435,000 400
HSBC Holdings, VR, 2.999%, 3/10/26 (11) 395,000 374
HSBC Holdings, VR, 4.755%, 6/9/28 (11) 680,000 655
HSBC Holdings, VR, 5.21%, 8/11/28 (11) 335,000 328
Humana, 2.15%, 2/3/32  115,000 93
Humana, 3.70%, 3/23/29  120,000 113
Humana, 4.875%, 4/1/30  365,000 368
Hyundai Capital America, 1.80%, 10/15/25 (1) 195,000 177
Hyundai Capital America, 2.10%, 9/15/28 (1) 325,000 270

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ING Groep, VR, 1.726%, 4/1/27 (11) 200,000 177
ING Groep, VR, 3.869%, 3/28/26 (11) 200,000 195
Intercontinental Exchange, 2.65%, 9/15/40  90,000 67
Intercontinental Exchange, 4.60%, 3/15/33  95,000 94
JPMorgan Chase, VR, 1.578%, 4/22/27 (11) 1,810,000 1,612
JPMorgan Chase, VR, 1.953%, 2/4/32 (11) 595,000 471
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 510,000 453
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 425,000 360
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 320,000 277
JPMorgan Chase, VR, 2.947%, 2/24/28 (11) 405,000 374
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 720,000 617
Kookmin Bank, 4.50%, 2/1/29  500,000 488
Las Vegas Sands, 3.50%, 8/18/26  170,000 153
Lowe's, 3.35%, 4/1/27  35,000 34
Lowe's, 3.75%, 4/1/32  250,000 231
LSEGA Financing, 2.00%, 4/6/28 (1) 1,020,000 890
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 245
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 159
Magallanes, 3.755%, 3/15/27 (1) 520,000 486
Magallanes, 4.054%, 3/15/29 (1) 180,000 164
Magallanes, 4.279%, 3/15/32 (1) 110,000 95
Marriott International, Series HH, 2.85%, 4/15/31  120,000 100
Marsh & McLennan, 2.25%, 11/15/30  140,000 120
Martin Marietta Materials, 2.40%, 7/15/31  115,000 95
Micron Technology, 4.185%, 2/15/27  95,000 93
Micron Technology, 5.327%, 2/6/29  180,000 178
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 380,000 381
Mondelez International, 3.00%, 3/17/32  110,000 97
Morgan Stanley, VR, 1.593%, 5/4/27 (11) 2,565,000 2,282
Morgan Stanley, VR, 2.802%, 1/25/52 (11) 225,000 153
Morgan Stanley, VR, 2.943%, 1/21/33 (11) 180,000 153
Morgan Stanley, VR, 3.217%, 4/22/42 (11) 110,000 86
Morgan Stanley, VR, 4.431%, 1/23/30 (11) 150,000 146
Morgan Stanley, VR, 4.679%, 7/17/26 (11) 165,000 165
MPLX, 4.95%, 9/1/32  395,000 384
Netflix, 4.625%, 5/15/29 (EUR)  500,000 493
NextEra Energy Capital Holdings, 2.44%, 1/15/32  420,000 349
NextEra Energy Capital Holdings, 3.00%, 1/15/52  395,000 283
NextEra Energy Capital Holdings, 5.00%, 7/15/32  100,000 102
NRG Energy, 4.45%, 6/15/29 (1) 205,000 186
NTT Finance, 1.591%, 4/3/28 (1) 475,000 411
NTT Finance, 2.065%, 4/3/31 (1) 200,000 167
Nucor, 3.125%, 4/1/32  115,000 101
NXP, 2.70%, 5/1/25  35,000 33
NXP, 3.15%, 5/1/27  75,000 70
NXP, 5.35%, 3/1/26  170,000 173

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oracle, 2.30%, 3/25/28  235,000 204
O'Reilly Automotive, 4.70%, 6/15/32  100,000 99
Pacific Gas & Electric, 2.10%, 8/1/27  175,000 148
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 260
Pacific Gas & Electric, 4.55%, 7/1/30  305,000 270
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 105
Parker-Hannifin, 4.25%, 9/15/27  190,000 188
Parker-Hannifin, 4.50%, 9/15/29  130,000 128
PerkinElmer, 1.90%, 9/15/28  280,000 237
PerkinElmer, 2.25%, 9/15/31  150,000 120
PerkinElmer, 3.30%, 9/15/29  165,000 147
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 189
Perrigo Finance Unlimited, 4.40%, 6/15/30  385,000 333
PNC Financial Services Group, 2.55%, 1/22/30  110,000 96
PNC Financial Services Group, VR, 4.626%, 6/6/33 (11) 225,000 213
Realty Income, 3.95%, 8/15/27  139,000 136
Regency Centers, 3.60%, 2/1/27  300,000 287
Reynolds American, 4.45%, 6/12/25  360,000 356
Rogers Communications, 3.20%, 3/15/27 (1) 135,000 128
Rogers Communications, 3.80%, 3/15/32 (1) 210,000 191
Rogers Communications, 4.55%, 3/15/52 (1) 105,000 92
Ross Stores, 1.875%, 4/15/31  365,000 291
Sabine Pass Liquefaction, 4.50%, 5/15/30  70,000 67
Sabine Pass Liquefaction, 5.00%, 3/15/27  910,000 909
Sabine Pass Liquefaction, 5.75%, 5/15/24  150,000 152
Sabine Pass Liquefaction, 5.875%, 6/30/26  210,000 216
Santander Holdings USA, VR, 2.49%, 1/6/28 (11) 260,000 226
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 930,000 833
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 383
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 65
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 295
Sempra Energy, 3.70%, 4/1/29  105,000 98
Sherwin-Williams, 2.95%, 8/15/29  400,000 359
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 200,000 194
Southern California Edison, Series D, 4.70%, 6/1/27  235,000 235
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 210,000 184
Standard Chartered, VR, 2.608%, 1/12/28 (1)(11) 935,000 828
Standard Chartered, VR, 3.971%, 3/30/26 (1)(11) 205,000 198
Standard Chartered, VR, 4.644%, 4/1/31 (1)(11) 320,000 302
Starbucks, 3.00%, 2/14/32  110,000 96
T-Mobile USA, 2.05%, 2/15/28  410,000 355
T-Mobile USA, 2.70%, 3/15/32  110,000 92
T-Mobile USA, 3.75%, 4/15/27  1,500,000 1,433
Targa Resources, 4.95%, 4/15/52  28,000 24
Targa Resources Partners, 5.50%, 3/1/30  450,000 438
Targa Resources Partners, 6.875%, 1/15/29  120,000 123

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toronto-Dominion Bank, 4.456%, 6/8/32  95,000 93
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  545,000 524
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  95,000 87
Transurban Finance, 2.45%, 3/16/31 (1) 210,000 171
Transurban Finance, 3.375%, 3/22/27 (1) 540,000 510
Trinity Acquisition, 4.40%, 3/15/26  335,000 330
Truist Financial, VR, 4.123%, 6/6/28 (11) 370,000 363
UBS Group, VR, 2.746%, 2/11/33 (1)(11) 200,000 161
UBS Group, VR, 4.751%, 5/12/28 (1)(11) 200,000 196
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  117,583 98
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  72,804 61
UnitedHealth Group, 2.00%, 5/15/30  945,000 808
UnitedHealth Group, 2.75%, 5/15/40  70,000 54
UnitedHealth Group, 2.90%, 5/15/50  90,000 66
Utah Acquisition Sub, 3.95%, 6/15/26  520,000 488
Verizon Communications, 2.10%, 3/22/28  240,000 212
Verizon Communications, 2.355%, 3/15/32  542,000 442
Verizon Communications, 2.55%, 3/21/31  670,000 563
Verizon Communications, 2.65%, 11/20/40  340,000 244
Verizon Communications, 2.987%, 10/30/56  443,000 297
Visa, 2.00%, 8/15/50  440,000 288
Vistra Operations, 3.55%, 7/15/24 (1) 705,000 679
Vistra Operations, 5.125%, 5/13/25 (1) 355,000 353
Vodafone Group, 4.375%, 5/30/28  255,000 251
Vodafone Group, 5.25%, 5/30/48  390,000 364
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  300,000 289
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 385,000 327
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 600,000 571
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 200,000 193
Waste Connections, 4.20%, 1/15/33  185,000 178
Wells Fargo, 4.30%, 7/22/27  290,000 285
Wells Fargo, VR, 2.393%, 6/2/28 (11) 1,860,000 1,662
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,645,000 1,400
Wells Fargo, VR, 2.879%, 10/30/30 (11) 850,000 745
Westlake, 1.625%, 7/17/29 (EUR)  177,000 142
Woodside Finance, 3.65%, 3/5/25 (1) 470,000 456
Woodside Finance, 3.70%, 9/15/26 (1) 439,000 421
Woodside Finance, 3.70%, 3/15/28 (1)(9) 520,000 482
Workday, 3.50%, 4/1/27  105,000 100
Workday, 3.70%, 4/1/29  80,000 75
Xcel Energy, 3.40%, 6/1/30  360,000 331
Xcel Energy, 4.60%, 6/1/32  160,000 158
Total Corporate Bonds (Cost $101,409) 91,659

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 12.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,880,978 97,319
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 8,063,789 77,735
T. Rowe Price Real Assets Fund - I Class (2) 4,615,762 61,713
T. Rowe Price U.S. Large-Cap Core Fund (2) 1,086,930 33,086
Total Equity Mutual Funds (Cost $256,112) 269,853
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
NBN, 2.625%, 5/5/31 (1) 315,000 266
Total Foreign Government Obligations & Municipalities (Cost
$315) 266
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, FRN,
1M USD LIBOR + 0.88%, 3.25%, 9/15/34 (1) 317,821 312
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 49,161 47
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 6,462 6
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 24,918 25
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 3.641%, 9/15/32 (1) 190,000 185
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 3.841%, 9/15/38 (1) 235,000 226
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 636,414 528
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 426,291 351
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 4.551%, 11/15/34 (1) 195,000 176
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 227,715 208
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 3.391%, 4/15/34 (1) 535,000 522
BX Commercial Mortgage Trust, Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 3.568%, 10/15/36 (1) 225,000 211
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 5.448%, 6/15/27 (1) 475,000 471
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 3.688%, 10/15/36 (1) 330,000 311

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Trust, Series 2021-ARIA, Class C, ARM, 1M USD LIBOR +
1.646%, 4.037%, 10/15/36 (1) 335,000 315
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 3.395%, 10/15/23 (1) 275,000 256
BX Trust, Series 2022-IND, Class C, ARM, 1M TSFR + 2.29%,
4.587%, 4/15/37 (1) 535,000 519
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 4.40%, 3/15/35 (1) 655,000 635
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class C,
ARM, 1M TSFR + 2.391%, 4.699%, 3/15/35 (1) 125,000 121
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 420,516 353
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  380,000 372
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 163,046 142
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 4.041%, 11/15/37 (1) 181,853 177
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 39,826 38
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 64,050 61
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  230,000 223
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  301,901 294
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 3.794%, 9/25/29  24,864 25
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 3.544%, 11/25/29  398,476 396
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 3.444%, 2/25/30  178,942 178
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 102,723 101
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 3.383%, 1/25/42 (1) 766,212 761
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1,
CMO, ARM, SOFR30A + 2.10%, 4.283%, 3/25/42 (1) 480,715 481
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 4.183%, 3/25/42 (1) 309,315 309
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 205,555 191
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 430,000 341
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 121,414 110

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 3.294%, 3/25/50 (1) 70,847 67
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO, ARM,
2.50%, 6/25/51 (1) 351,513 289
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 97,244 93
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 35,964 34
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 27,109 26
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 280,639 276
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 148,838 128
Goldman Sachs Mortgage Securities Trust, Series 2021-STAR,
Class C, ARM, 1M USD LIBOR + 1.60%, 3.991%, 12/15/36 (1) 665,000 634
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 3.425%, 12/15/36 (1) 370,000 362
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 4.024%, 12/15/36 (1) 335,000 322
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.945%, 7/25/44 (1) 8,142 8
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.942%, 10/25/50 (1) 191,359 170
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 320,353 263
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 325,641 270
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 613,757 505
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 188,900 155
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 152,035 127
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 143
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 82,727 75
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 95,620 90
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.598%, 12/25/50 (1) 238,774 205
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 78,439 73
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 10,912 11

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 24,007 24
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.27%, 6/25/50 (1) 244,188 223
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 3.741%, 8/15/38 (1) 683,644 656
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  225,000 213
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class A1,
1.91%, 10/20/61 (1) 204,910 178
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 185,733 175
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 265,756 219
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 72,984 69
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 47,249 45
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 207,123 193
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 227,309 187
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.445%, 4/25/43  166,787 160
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.804%, 8/25/47 (1) 213,415 195
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 52,051 50
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 14,466 14
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 33,952 33
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 12,602 12
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 15,756 15
SG Residential Mortgage Trust, Series 2022-1, Class A1, CMO,
ARM, 3.166%, 3/27/62 (1) 279,044 261
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
3.858%, 1/15/39 (1) 430,000 412
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 4.483%, 8/25/33 (1) 185,000 182
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 4.033%, 1/25/42 (1) 400,000 383
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1B, CMO, ARM, SOFR30A + 2.40%, 4.583%, 2/25/42 (1) 570,000 556

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 4.183%, 4/25/42 (1) 608,108 611
Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
Class M1A, CMO, ARM, SOFR30A + 2.95%, 5.133%, 6/25/42 (1) 570,633 585
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 221,630 200
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 4,336 4
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 13,222 13
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 14,208 14
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 3.044%, 2/25/57 (1) 37,029 37
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 334,738 276
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 44,438 44
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 191,281 190
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 97
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 208,599 179
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 644
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 1,092
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class
B, 3.671%, 12/15/52  200,000 176
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 570,000 512
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 587,969 489
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  430,000 420
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 317,511 285
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$26,583) 24,627
PRIVATE INVESTMENT COMPANIES 4.1%
Blackstone Partners Offshore Fund, Cost $65,016 (4)(6)(7) 41,804 90,750
Total Private Investment Companies (Cost $65,016) 90,750

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.3%
U.S. Government Agency Obligations 2.6%
Federal Home Loan Mortgage
2.50%, 4/1/30  124,959 120
3.00%, 12/1/42 - 2/1/47  1,027,584 977
3.50%, 8/1/42 - 3/1/46  977,672 951
4.00%, 8/1/40 - 12/1/41  411,862 412
4.50%, 6/1/39 - 10/1/41  305,423 313
5.00%, 1/1/24 - 8/1/40  110,497 115
6.00%, 4/1/24 - 8/1/38  89,362 96
6.50%, 11/1/29 - 7/1/35  12,860 13
7.00%, 10/1/25 - 6/1/32  5,169 5
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  1,391 1
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  5,993 6
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  14,502 15
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  11,017 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  201,508 32
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  73,454 66
2.00%, 3/1/42 - 5/1/52  6,450,998 5,569
2.50%, 6/1/37 - 5/1/52  6,097,467 5,530
3.00%, 5/1/31 - 12/1/50  593,909 565
3.50%, 11/1/47 - 11/1/50  283,021 273
4.00%, 1/1/50 - 2/1/50  250,431 247
4.50%, 9/1/37 - 5/1/50  74,068 74
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  106,251 100
3.50%, 6/1/42 - 5/1/46  528,072 511
4.00%, 11/1/40  258,697 256
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.881%, 4.131%, 8/1/36  14,561 15
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  2,767 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,548,226 1,368
2.00%, 4/1/42 - 3/1/52  8,672,018 7,486
2.50%, 1/1/32 - 3/1/52  5,658,744 5,069
3.00%, 8/1/27 - 4/1/51  5,934,700 5,623
3.50%, 2/1/35 - 1/1/52  3,850,176 3,735
4.00%, 11/1/40 - 12/1/49  2,661,332 2,651
4.50%, 7/1/39 - 5/1/50  1,263,240 1,282
5.00%, 9/1/23 - 8/1/52  766,096 793
5.50%, 11/1/34 - 9/1/41  453,081 479
6.00%, 3/1/33 - 1/1/41  301,182 324

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 8/1/23 - 5/1/40  229,291 246
7.00%, 9/1/30 - 4/1/32  3,603 3
Government National Mortgage Assn.
2.00%, 3/20/51  401,395 357
2.50%, 3/20/52  348,228 318
3.00%, 6/20/52  512,095 481
3.50%, 1/20/47 - 9/20/47  162,741 159
4.50%, 3/20/48 - 1/20/49  95,000 96
Government National Mortgage Assn., TBA (12)
2.00%, 9/20/51  380,000 336
3.00%, 9/20/52  735,000 690
4.00%, 10/20/52  35,000 34
4.50%, 9/20/52  835,000 835
5.00%, 9/20/52  1,825,000 1,849
5.50%, 9/20/52  940,000 964
UMBS, TBA (12)
2.00%, 9/1/52  2,265,000 1,948
2.50%, 9/1/52  1,545,000 1,379
4.00%, 9/1/52  160,000 156
4.50%, 9/1/52  1,420,000 1,411
5.00%, 9/1/52  1,920,000 1,938
58,284
U.S. Government Obligations 0.7%
Government National Mortgage Assn.
2.00%, 8/20/51 - 5/20/52  2,903,227 2,582
2.50%, 8/20/50 - 12/20/51  3,632,763 3,321
3.00%, 9/15/42 - 7/20/51  2,790,767 2,641
3.50%, 11/20/42 - 4/20/48  2,616,173 2,551
4.00%, 2/20/41 - 10/20/50  1,036,036 1,033
4.50%, 11/20/39 - 1/20/47  408,547 417
5.00%, 7/20/39 - 6/20/48  831,715 860
5.50%, 10/20/32 - 3/20/49  503,689 531
6.00%, 8/20/34 - 12/20/38  205,732 224
6.50%, 10/15/27 - 2/15/29  2,140 3
7.00%, 9/20/27  748 1
7.50%, 1/15/30  2,909 3
8.00%, 8/15/24 - 10/20/25  133 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  59,246 57
3.50%, 10/20/50  190,000 177
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  122,270 20
4.00%, 5/20/37 - 2/20/43  77,568 7

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 12/20/39  94 —
14,428
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $77,222) 72,712
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.4%
U.S. Treasury Obligations 4.4%
U.S. Treasury Bonds, 1.875%, 11/15/51  1,031,400 751
U.S. Treasury Bonds, 2.25%, 2/15/52  7,980,000 6,377
U.S. Treasury Bonds, 2.375%, 2/15/42  6,670,000 5,531
U.S. Treasury Bonds, 2.875%, 5/15/52  6,102,200 5,625
U.S. Treasury Bonds, 3.00%, 8/15/52  6,745,000 6,395
U.S. Treasury Bonds, 3.25%, 5/15/42  5,970,000 5,711
U.S. Treasury Notes, 0.125%, 2/15/24  3,320,000 3,163
U.S. Treasury Notes, 0.25%, 3/15/24  1,450,900 1,381
U.S. Treasury Notes, 0.25%, 5/15/24  2,165,000 2,050
U.S. Treasury Notes, 0.25%, 6/15/24  5,775,000 5,453
U.S. Treasury Notes, 0.375%, 7/15/24  3,360,000 3,173
U.S. Treasury Notes, 0.375%, 9/15/24 (13) 4,050,000 3,803
U.S. Treasury Notes, 0.625%, 10/15/24  6,880,000 6,481
U.S. Treasury Notes, 1.00%, 12/15/24  4,315,000 4,080
U.S. Treasury Notes, 1.125%, 1/15/25  8,075,000 7,642
U.S. Treasury Notes, 1.75%, 3/15/25  2,960,000 2,836
U.S. Treasury Notes, 2.625%, 5/31/27  3,090,000 2,993
U.S. Treasury Notes, 2.75%, 7/31/27  5,140,000 5,002
U.S. Treasury Notes, 3.00%, 7/15/25 (13) 9,620,000 9,492
U.S. Treasury Notes, 3.25%, 6/30/27  8,255,000 8,214
96,153
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $101,336) 96,153
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Treasury Reserve Fund, 2.37% (2)(14) 74,945,988 74,946
Total Short-Term Investments (Cost $74,946) 74,946

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 2.36% (2)(14) 13,672,763 13,673
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 13,673
Total Securities Lending Collateral (Cost $13,673) 13,673
Total Investments in Securities 101.2%
(Cost $1,925,339) $ 2,242,212
Other Assets Less Liabilities (1.2)% (26,055)
Net Assets 100.0% $ 2,216,157
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$55,637 and represents 2.5% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2022.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$99,331 and represents 4.5% of net assets.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) All or a portion of this security is on loan at August 31, 2022.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $11,540 and represents 0.5% of net assets.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(13) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 10/21/22 @ $4,025.00 256 101,248 (2,593)
Total Options Written (Premiums $(3,227)) $ (2,593)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 88 — 1 (1)
Total Bilateral Credit Default Swaps, Protection Sold 1 (1)
Total Bilateral Swaps 1 (1)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/21/27 * 1,636 (10) 4 (14)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/21/27 4,108 (102) (17) (85)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (99)
Total Centrally Cleared Swaps (99)
Net payments (receipts) of variation margin to date 94
Variation margin receivable (payable) on centrally cleared swaps $ (5)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 11/25/22 USD 273 EUR 264 $ 6
State Street 11/25/22 USD 268 EUR 260 6
UBS Investment Bank 11/25/22 USD 544 EUR 527 12
Net unrealized gain (loss) on open forward
currency exchange contracts $ 24

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 80 MSCI EAFE Index contracts 9/22 (7,308) $ 268
Long, 161 S&P 500 E-Mini Index contracts 9/22 31,850 (1,895)
Long, 50 U.S. Treasury Long Bond contracts 12/22 6,792 (2)
Short, 113 U.S. Treasury Notes five year contracts 12/22 (12,523) 3
Long, 259 U.S. Treasury Notes ten year contracts 12/22 30,279 (99)
Short, 32 U.S. Treasury Notes two year contracts 12/22 (6,667) 10
Long, 14 Ultra U.S. Treasury Bonds contracts 12/22 2,093 25
Long, 93 Ultra U.S. Treasury Notes ten year contracts 12/22 11,642 (23)
Net payments (receipts) of variation margin to date 1,417
Variation margin receivable (payable) on open futures contracts $ (296)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.02%  $ 215 $ 382 $ 442
T. Rowe Price Inflation Protected Bond Fund - I
Class, 16.00%  — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.48%  — (4,879) 936
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (6,857) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 5.89%  (848) 693 633
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.44%  (182) (2,965) 965
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.44%  (1,279) (1,660) 479
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 14.81%  (687) 384 —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 322 —
T. Rowe Price Real Assets Fund - I Class  — (6,626) —
T. Rowe Price U.S. Large-Cap Core Fund  — (1,189) —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.32%  — (2,765) 445
T. Rowe Price Government Reserve Fund, 2.36% — — 12 ++
T. Rowe Price Treasury Reserve Fund, 2.37% — — 264
Totals $ (2,781) # $ (25,160) $ 4,176 +

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.02%  $ 62,710 $ 9,437 $ 7,785 $ 64,744
T. Rowe Price Inflation
Protected Bond Fund - I Class,
16.00%  7 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.48%  68,988 2,927 — 67,036
T. Rowe Price Institutional
Emerging Markets Equity Fund  104,176 — — 97,319
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 5.89%  52,471 620 10,557 43,227
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.44%  65,219 944 1,682 61,516
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.44%  99,308 3,473 10,379 90,742
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 14.81%  27,982 — 28,287 79
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  77,413 — — 77,735
T. Rowe Price Real Assets Fund
- I Class  59,339 9,000 — 61,713
T. Rowe Price U.S. Large-Cap
Core Fund  — 34,275 — 33,086
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.32%  63,522 3,165 — 63,922
T. Rowe Price Treasury Reserve
Fund, 2.37% 22,759 ¤ ¤ 74,946
T. Rowe Price Government
Reserve Fund, 2.36% 5,416 ¤ ¤ 13,673
Total $ 749,745 ^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,176 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $791,299.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Spectrum Moderate Allocation Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Moderate Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Spectrum Moderate Allocation Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 306,071 $ — $ 306,071
Bond Mutual Funds 391,273 — — 391,273
Common Stocks 820,010 266,702 2,478 1,089,190
Convertible Preferred Stocks — 360 6,096 6,456
Equity Mutual Funds 269,853 — — 269,853
Private Investment Companies — — 90,750 90,750
Short-Term Investments 74,946 — — 74,946
Securities Lending Collateral 13,673 — — 13,673
Total Securities 1,569,755 573,133 99,324 2,242,212
Forward Currency Exchange
Contracts — 24 — 24
Futures Contracts* 306 — — 306
Total $ 1,570,061 $ 573,157 $ 99,324 $ 2,242,542
Liabilities
Options Written $ — $ 2,593 $ — $ 2,593
Swaps* — 99 — 99
Futures Contracts* 2,019 — — 2,019
Total $ 2,019 $ 2,692 $ — $ 4,711

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2022, totaled $(6,828,000) for the period ended
August 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/22
Investment in Securities
Common Stocks $ 2,064 $ 414 $ — $ — $ 2,478
Convertible Preferred Stocks 6,179 (146) 63 — 6,096
Private Investment Companies 123,413 2,337 — (35,000) 90,750
Total $ 131,656 $ 2,605 $ 63 $ (35,000) $ 99,324
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 2,478 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
3%
- 100%
9% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 14.7x
7.3x Increase
Sales growth
rate
35%
- 75%
45% Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Enterprise
value to gross
profit multiple
6.0x
– 18.9x
13.7x Increase
Gross profit
growth rate
38%
- 54%
43% Increase
Enterprise
value to
EBITDA
multiple
10.1x
– 16.3x
11.1x Increase
Price-to-
earnings
multiple
7.1x
– 19.9x
12.8x Increase
Price-to-
earnings
growth rate
(42%) (42%) Increase
Probability
for alternate
outcome
20%
- 40%
30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 3% 3% Increase
Volatility 38%
- 41%
38% Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
capital
13% 13% Decrease
Convertible
Preferred
Stocks
$ 6,096 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 16.8x
6.9x Increase
Sales growth
rate
25%
- 266%
48% Increase
Enterprise
value to gross
profit multiple
2.3x
– 23.2x
12.2x Increase
Gross profit
growth rate
29%
- 66%
50% Increase
Enterprise
value to
EBITDA
multiple
16.3x
– 21.0x
20.8x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Enterprise
value to gross
merchandise
value multiple
0.4x
– 0.5x
0.5x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross
merchandise
value growth
rate
40% 40% Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 90,750 Rollforward of
Investee NAV
Estimated
return
1.36% 1.36% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F102-054Q1 08/22